Cash and Restricted Cash (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Restricted Cash and Investments [Abstract]
Schedule of Cash and Restricted Cash
The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Cash	$5,633	$4,186
Restricted cash:
Cash collateral	62	124
HUD and other replacement reserves	1,827	1,675
Escrow deposits	760	1,190
Restricted investments for debt obligations	317	317

Total restricted cash	2,966	3,306

Total cash and restricted cash	$8,599	$7,492

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Cash (a)	$6,233	$4,186
Restricted cash:
Cash collateral	93	124
HUD and other replacement reserves	1,918	1,675
Escrow deposits	1,065	1,190
Restricted investments for debt obligations	317	317

Total restricted cash	3,393	3,306

Total cash and restricted cash	$9,626	$7,492

(a)
Includes a Medicaid overpayment of $1.0 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheets as of September 30, 2021.